Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₩ 12	₩ 7
Increase (decrease)	22	5
Ending balance	34	12
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	402	221
Increase (decrease)	(5)	181
Ending balance	398	402
Other non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	505	104
Increase (decrease)	25	401
Ending balance	530	505
Accounts payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,469	1,527
Increase (decrease)	(65)	(58)
Ending balance	1,404	1,469
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	177	39
Increase (decrease)	15	138
Ending balance	192	177
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	497	674
Increase (decrease)	(186)	(177)
Ending balance	311	497
Allowance for doubtful account
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	285	275
Increase (decrease)	82	10
Ending balance	367	285
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	46	46
Increase (decrease)	29	0
Ending balance	75	46
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	389
Increase (decrease)		(389)
Ending balance		0
Lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8	1
Increase (decrease)	(51)	7
Ending balance	(43)	8
Foreign taxes paid
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1	0
Increase (decrease)	0	1
Ending balance	1	1
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,577)	0
Increase (decrease)	(1,182)	(2,577)
Ending balance	(3,759)	(2,577)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	42	(25)
Increase (decrease)	(45)	67
Ending balance	(3)	42
Sub Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	867	3,258
Increase (decrease)	(1,361)	(2,391)
Ending balance	(494)	867
Deferred tax due to carry-forward deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	33
Increase (decrease)	135	(33)
Ending balance	135	0
Deferred tax due to tax credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,723	4,371
Increase (decrease)	(645)	(1,648)
Ending balance	2,078	2,723
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,590	7,662
Increase (decrease)	(1,871)	(4,072)
Ending balance	₩ 1,719	₩ 3,590